PROSPECTUS
                                                             JULY 30, 1997
PUTNAM DIVERSIFIED INCOME TRUST II
CLASS A, B AND M SHARES
INVESTMENT STRATEGY: INCOME

This prospectus explains concisely what you should know before investing in Putnam Diversified Income Trust II (the "fund"). Please read it carefully and keep it for future reference. You
can find more detailed information in the         July 30, 1997
statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by
reference.          The         Commission maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THE FUND INVESTS PRIMARILY IN LOWER-RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NONPAYMENT OF INTEREST. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

ABOUT THE FUND

EXPENSES SUMMARY
 .................................................................
This section describes the sales charges, management fees, and
annual operating expenses that apply to         various classes
of the fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS
       ..........................................................
 .......Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVE
       ..........................................................
 .......Read this section to make sure the fund's objective is consistent with your own.

HOW THE FUND PURSUES ITS OBJECTIVE
 .................................................................
This section explains in detail how the fund seeks its investment objective.
    RISK FACTORS.  All investments entail some risk.  Read this
    section to make sure you understand         the risks that
            are associated with an investment in the fund.

HOW PERFORMANCE IS SHOWN
 .................................................................
This section describes and defines the measures used to assess
        fund performance.  All data are based on         past
investment results and do not predict future performance.

HOW THE FUND IS MANAGED
 .................................................................
Consult this section for information about the fund's management,
allocation of         its expenses, and how purchases and sales
of securities are made       .

ORGANIZATION AND HISTORY
 .................................................................
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS
 .................................................................
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES
 .................................................................
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION PLANS
 .................................................................
This section tells you what distribution fees are charged against each class of shares.

HOW TO SELL SHARES
 .................................................................
In this section you can learn how to sell fund shares       ,
either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES
 .................................................................
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW THE FUND VALUES ITS SHARES
 .................................................................
This section explains how the fund determines the value of its shares.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION
       ..........................................................
 .......This section describes the various options you have in
choosing how to receive fund dividends       .  It also discusses
the         tax status of the payments and counsels         you
to seek specific advice about         your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
Securities ratings

ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs
from investing in the fund and         expenses         based on
the         most recent fiscal year.  The examples show the
cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 CLASS A                CLASS B       CLASS M
 SHARES                 SHARES        SHARES
SHAREHOLDER TRANSACTION
EXPENSES

Maximum sales charge
imposed on purchases
 (as a percentage of
offering price)          4.75%         NONE*         3.25%*

Deferred sales charge            5.0% in the first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase               sixth year, and
 price or redemption                eliminated
 proceeds)              NONE**      thereafter        NONE


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                             Total fund
Management        12b-1       Other    operating
        fees+     fees      expenses        expenses+
----------        -----     -------------------
Class A           0.41%      0.25%                   0.59%1.25%
Class B           0.41%      1.00%                   0.59%2.00%
Class M           0.41%      0.50%                   0.59%1.50%
       + after expense limitation

The table is provided to help you understand the expenses of
investing         and your share of         fund operating
expenses       .  The expenses shown in the table do not reflect
the application of credits         that reduce fund expenses.
The management fees and total fund operating expenses shown in the table reflect an expense limitation currently in effect. In
the absence of an expense limitation, management fees         and
total fund operating expenses would         have been 0.70%
        and 1.54%, respectively, for class A shares; 0.70%
        and 2.29%, respectively, for class B shares; and
0.70          %     and 1.79%, respectively, for class M shares.


EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                              1        3       5        10
                            year     years    years    years

CLASS A                     $60      $85      $113    $191
CLASS B                     $70      $93      $128    $213  ***
CLASS B (NO REDEMPTION)     $20      $63      $108    $213  ***
CLASS M                     $47      $78      $112    $206

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
      Class A shares."

***   Reflects conversion of class B shares to class A shares
      (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, B and M shares. This information has been audited and
reported on by the         independent accountants.  The "Report
of independent accountants" and financial statements included in
the fund's annual report to shareholders for the         1997
fiscal         year are incorporated by reference into this
prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
For the period
                                                       February 26, 1996
Per-share                         Year ended             to May
31
operating performance                  March 31, 1997
1996

Net asset value,
 beginning of period                            $8.38        $8.50


Investment operations
Net investment income(d)                          .63
 .04(c)

Net realized and unrealized
 gain (loss) on investments                     (.02)         (.13)


Total from investment operations                  .61         (.09)


Less distributions
From net investment income                      (.63)         (.03)


From net realized gain
 on investments                                 (.02)        --

Total distributions                             (.65)         (.03)


Net asset value,
 end of period                                  $8.34        $8.38

Ratios and supplemental data

Total investment return at
 net asset value (%)(a)                          7.36
(1.41)*

Net assets, end of period
 (in thousands)                               $39,178             $3,799

Ratio of expenses to average
 net assets (%)(b)(d)                            1.25          .13*

Ratio of net investment income
 to average net assets (%)(d)                    7.74          .50*


Portfolio turnover (%)                         169.27        18.98
*


+    Commencement of operations
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)  Includes amounts paid through expense offset arrangements.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Reflects an expense limitation during the period. As a result of such limitation, expenses for each class of shares reflect a reduction of approximately $0.01 and $0.02 per share for the year ended March 31, 1997 and the period February 26, 1996 (commencement of operations) to March 31, 1996 respectively.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
                                                 For the period
                                                       February 26, 1996
Per-share                         Year ended             to May
31
operating performance                  March 31, 1997
1996

Net asset value,
 beginning of period                   $8.38              $8.50


Investment operations
Net investment income(d)                 .57            .03(c)

Net realized and unrealized
 gain (loss) on investments                     (.03)              (.12)


Total from investment operations         .54              (.09)


Less distributions
From net investment income             (.56)              (.03)


From net realized gain
 on investments                        (.02)               --


Total distributions                    (.58)              (.03)


Net asset value,
 end of period                         $8.34             $8.38

Ratios and supplemental data

Total investment return at
 net asset value (%)(a)                 6.56
(1.41)*

Net assets, end of period
 (in thousands)                               $57,052             $5,048

Ratio of expenses to average
 net assets (%)(b)(d)                   2.00              .20*

Ratio of net investment income
 to average net assets (%)(d)           6.99               .44*


Portfolio turnover (%)                169.27              18.98
*


+   Commencement of operations
*   Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Includes amounts paid through expense offset arrangements.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Reflects an expense limitation during the period. As a result of such limitation, expenses for each class of shares reflect a reduction of approximately $0.01 and $0.02 per share for the year ended March 31, 1997 and the period February 26, 1996 (commencement of operations) to March 31, 1996 respectively.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
                                                 For the period
                                                       February 26, 1996
Per-share                         Year ended             to May
31
operating performance                  March 31, 1997
1996

Net asset value,
 beginning of period                   $8.38              $8.50


Investment operations
Net investment income(d)                 .61            .04(c)

Net realized and unrealized
 gain (loss) on investments                     (.03)              (.13)


Total from investment operations         .58              (.09)


Less distributions
From net investment income             (.60)              (.03)


From net realized gain
 on investments                        (.02)               --


Total distributions                    (.62)              (.03)


Net asset value,
 end of period                         $8.34             $8.38

Ratios and supplemental data

Total investment return at
 net asset value (%)(a)                 7.09
(1.41)*

Net assets, end of period
 (in thousands)                       $5,802               $482

Ratio of expenses to average
 net assets (%)(b)(d)                   1.05              .14*

Ratio of net investment income
 to average net assets (%)(d)           7.48               .50*


Portfolio turnover (%)                169.27              18.98
*


+    Commencement of operations
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)  Includes amounts paid through expense offset arrangements.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Reflects an expense limitation during the period. As a result of such limitation, expenses for each class of shares reflect a reduction of approximately $0.01 and $0.02 per share for the year ended March 31, 1997 and the period February 26, 1996 (commencement of operations) to March 31, 1996 respectively.

OBJECTIVE

Putnam Diversified Income Trust II seeks high current income consistent with preservation of capital. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

BASIC INVESTMENT STRATEGY

Under normal market conditions, the fund will invest at least 65% of its total assets in debt securities of domestic or foreign issuers, including government and corporate obligations. Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), expects that the fund will invest in debt securities having longer maturities (10 years or more), but the fund may invest in debt securities having a broad range of maturities.

The fund         also may invest in preferred stocks, common
stocks and other equity securities, as well as in cash or money market instruments.

The fund may invest up to 60% of its total assets in securities
rated         below BBB or Baa by each nationally recognized
securities rating agency, such as Standard & Poor's ("S&P")
        or Moody's         Investors Service, Inc. ("Moody's"),
rating such securities and  in unrated securities
determined by Putnam Management         to be of comparable
quality.  Securities rated below BBB and Baa (and
comparable         unrated securities) are commonly known as
"junk bonds."  The fund will not invest more than 15% of its
total assets in securities rated         below CCC or Caa by each
of the agencies rating such securities (and in unrated securities determined by Putnam Management to be of comparable quality), which may include securities in the lowest rating category of each rating agency. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency. The rating services' descriptions of securities in the
lower-        rated categories, including the speculative
characteristics of such securities, are         included in the
        appendix to this prospectus.

In pursuing the fund's investment objective of high current income consistent with preservation of capital, the fund will seek to manage the volatility of the portfolio through extensive credit analysis and diversification among lower- and higher-rated securities, and domestic and foreign corporate and governmental obligations.

ALTERNATIVE INVESTMENT STRATEGIES

At times         Putnam Management may judge that conditions in
the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative
strategies         primarily designed to reduce fluctuations in
the value of         fund assets.

In implementing these defensive strategies, the fund may increase the portion of its assets invested in money market instruments and in U.S. government or agency obligations, or invest in any other securities which Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long,         these
alternative strategies will be used.

RISK FACTORS

THE VALUES OF         FIXED-INCOME SECURITIES         FLUCTUATE
IN RESPONSE TO CHANGES IN INTEREST RATES. A decrease in interest rates will generally result in an increase in the value of fund assets. Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to
make payments of         interest and principal may also affect
the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value.

INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE
RISKS OF OWNING SHARES OF A MUTUAL FUND THAT INVESTS IN LOWER-
RATED SECURITIES BEFORE MAKING AN INVESTMENT.

The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, the fund at times may be unable to establish the fair value of such securities.

The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

The table below shows the percentages of fund assets invested
during fiscal         1997 in securities assigned to the various
rating categories by S&P, or, if unrated by S&P, assigned to
comparable rating categories by         another rating agency,
and in unrated securities determined by Putnam Management to be
of comparable quality       .

                                           UNRATED SECURITIES
                   RATED SECURITIES,    OF COMPARABLE QUALITY,
                   AS PERCENTAGE OF        AS PERCENTAGE OF
RATING                 NET ASSETS             NET ASSETS

"AAA"                   30.87%                  0.07%
"AA"                     4.21%                  0.01%
"A"                      0.94%                  0.12%
"BBB"                    2.36%                  0.16%
"BB"                    12.73%                    0.50%
"B"                     30.85%                    5.15%
"CCC"                    2.94%                  0.16%
"CC"                     0.11%                  0.17%
                        ______                 ______
Totals                  85.01%                  6.34%
                        ======                  =====

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

At times, a substantial portion of fund assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the
financial condition of the issuer,         it may be more
difficult to sell these securities when Putnam Management
believes it advisable to do so       .  The fund also may be able
to sell the securities only at prices lower than if they were
more widely held.  Under these circumstances, it         also may
be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

In order to enforce its rights in the event of a default of these securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could
increase         fund operating expenses and adversely affect the
fund's net asset value.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or
in additional bonds.          Both zero-coupon bonds and payment-
in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

Even though such bonds do not pay current interest in cash, the fund nonetheless is required to accrue interest income on these
investments and to distribute the interest income         on a
current basis. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.



Certain investment grade securities in which the fund may invest share some of the risk factors discussed above with respect to lower-rated securities.



FOR ADDITIONAL INFORMATION         REGARDING THE RISKS ASSOCIATED
WITH INVESTING IN SECURITIES IN THE LOWER RATING CATEGORIES, SEE
THE SAI.

INVESTMENTS IN PREMIUM SECURITIES

At times, the fund may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

The fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).

During a period of declining interest rates, many of the fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether the securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of fund shares. As a result, an investor who purchases fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on the fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

PORTFOLIO TURNOVER

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.


Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

FOREIGN INVESTMENTS

The fund may invest         in securities of foreign issuers that
are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign
currencies       .  As a result, the value of the fund's foreign
investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

Investments in foreign securities may subject the fund to other risks as well. For example, there may be less information
publicly available about a foreign         issuer than about a
U.S.         issuer, and foreign         issuers are not
generally subject to accounting, auditing         and financial
reporting standards and practices comparable         to those in
the United States.          The securities of some foreign
        issuers are less liquid and at times more volatile than
securities of comparable U.S.         issuers.  Foreign brokerage
commissions and other fees are also generally higher than
in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment
or delivery of securities or in the recovery of         the
fund's assets held abroad) and expenses not present in the
settlement of         investments in U.S. markets.

        In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above are typically increased         in
connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

        The fund expects that its investments in foreign securities generally will not exceed 30% of its total assets, although the fund's investments in foreign securities may exceed this amount from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The fund may invest without limit in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other
mortgage-backed securities represent         participations in,
or are secured by, mortgage loans and include:

- Certain securities issued or guaranteed by the U.S.
  government or one of its agencies or instrumentalities;

- Securities issued by private issuers that represent an
  interest in or are secured by mortgage-backed securities
  issued or guaranteed by the U.S. government or one of its
  agencies or instrumentalities;         and

- Securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class.


The fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

PREPAYMENT RISK. Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.



Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses         on securities purchased at a
premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

        CMOS. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or
series of a CMO         would have the same effect as the
prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

STRIPPED         MORTGAGE-BACKED SECURITIES.  The yield to
maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the fund's yield-to-maturity to the extent it invests
in IOs.  If the assets underlying the         IOs experience
greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

        FUTURES AND OPTIONS

THE FUND MAY BUY AND SELL FUTURES CONTRACTS ON SECURITIES INDEXES, U.S. GOVERNMENT SECURITIES, FOREIGN FIXED-INCOME SECURITIES AND ON FOREIGN CURRENCIES. A futures contract is a contract to buy or sell units of a particular securities index or a certain amount of a particular security or foreign currency at an agreed price on a specified future date. Depending on the
change in         value of the index, security or currency when
the fund enters into and terminates a futures contract, the fund realizes a gain or loss. The fund may purchase and sell options on futures contracts or on securities indexes directly, in addition to or as an alternative to purchasing and selling futures contracts or to earn additional income. The fund may purchase and sell futures contracts and options for hedging purposes and for nonhedging purposes, such as to adjust the fund's exposure to the relevant securities markets or as a substitute for direct investment.

THE USE OF FUTURES AND RELATED OPTIONS INVOLVES CERTAIN SPECIAL
RISKS.  FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS AND MAY
RESULT IN LOSSES.

The successful use of futures and related options will usually depend on Putnam Management's ability to forecast interest rate and market movements correctly. The use of futures and options strategies also involves the risk of imperfect correlation between movements in the prices of futures and options and movements in the prices of the underlying securities index, securities or currencies or, in the case of hedging transactions, in the values of the securities or currencies that are the subject of a hedge. The successful use of futures and options also depends on the availability of a liquid secondary market to enable the fund to close its positions on a timely basis. There can be no assurance that such a market will exist at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

Because the markets for futures and options on foreign fixed-income securities and foreign currencies are relatively new and still developing and are subject to certain regulatory constraints, the fund's ability to engage in such transactions may be limited. Certain provisions of the Internal Revenue Code
and certain regulatory requirements may limit the         use of
futures and options transactions.

A MORE DETAILED DESCRIPTION OF FUTURES AND OPTIONS
TRANSACTIONS, INCLUDING THE RISKS ASSOCIATED WITH THEM, IS
INCLUDED IN THE SAI.

OTHER INVESTMENT PRACTICES

THE FUND MAY ALSO ENGAGE IN THE FOLLOWING INVESTMENT PRACTICES,
EACH OF WHICH INVOLVES CERTAIN SPECIAL RISKS.  THE SAI CONTAINS
MORE DETAILED INFORMATION ABOUT THESE PRACTICES, INCLUDING
LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

OPTIONS. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.


When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options       ,
including combinations of put and call options on the same
underlying security       .  The aggregate value of the
securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS. The fund may lend portfolio securities amounting to not more than
25% of its         assets to broker-dealers and may enter into
repurchase agreements on up to 25% of its         assets.  These
transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the
settlement date.  These transactions involve some risk         if
the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

DIVERSIFICATION

The fund is a "diversified" investment company under the
Investment Company Act of 1940.  This means that         with
respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets
in the securities of a particular issuer,         it will be
subject to an increased risk of loss if the market value of such issuer's securities declines.

DERIVATIVES

Certain of the instruments in which the fund         may invest,
such as futures contracts, options, forward contracts and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.



LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP         TO LIMIT INVESTMENT
RISKS FOR         THE FUND'S SHAREHOLDERS.  These restrictions
prohibit the fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a)        (with respect to 75% of its total assets) 5% of its
total assets in         securities of any one issuer other than
the U.S. government;* or

       (b) 25% of its total assets in any one industry (other than securities of the U.S. government, its agencies or instrumentalities);* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the fund's Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

The         restrictions marked with an asterisk (*) above
        are summaries of         fundamental investment
policies.  See the SAI for the full text of         these
policies and other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may
change any non-fundamental investment         policy without
shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

        FUND ADVERTISEMENTS MAY, FROM TIME TO TIME, INCLUDE PERFORMANCE INFORMATION. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from
net investment income as determined for         tax purposes.  SEC
regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the fund pursues its objective -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT
FUTURE PERFORMANCE.          Investment performance, which will
vary, is based on many factors, including market conditions,
        portfolio composition       , fund operating expenses and
which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.          Fund performance may
be compared to that of various indexes.  See the SAI.

HOW THE FUND IS MANAGED

THE TRUSTEES         ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE
CONDUCT OF         FUND BUSINESS.  Subject to such policies as the
Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

        The fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's
portfolio since the         years stated below:

                                   Business experience
                        Year       (at least 5 years)
                       ------ ----------------------
D. William Kohli
1994                   Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to September, 1994, Mr.
                                  Kohli was Executive Vice
                                  President and Co-Director of
                                  Global Bond Management and,
                                          prior to October,
                                  1993,         Senior Portfolio
                                  Manager at Franklin
                                  Advisors/Templeton Investment
                                  Counsel.

Michael Martino
1994                   Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.  Prior
                                  to January, 1994, Mr. Martino
                                  was employed by Back Bay
                                  Advisors as Executive Vice
                                  President and Chief Investment
                                  Officer       .

Jennifer E. Leichter   1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1987.

        Kenneth J.         Taubes
1997                   Employed as an investment         Senior
Vice President                    professional by Putnam
                                  Management since         1991.

        Gail S. Attridge
1997                   Employed as an investment
        Vice President            professional by Putnam
                                  Management since 1993.  Prior
                                  to         November, 1993, Ms.
                                  Attridge was an Analyst at
                                  Keystone Custody
                                  International.

The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The fund also reimburses Putnam Management for the compensation and related expenses of certain
fund officers         and their staff who provide administrative
services       .  The total reimbursement is determined annually
by the Trustees.



Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of fund shares        (and, if permitted by law, shares of
the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam Diversified Income Trust II is a Massachusetts business
trust organized on October 5, 1994.          A copy of the
Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 4, 1996, the fund was known as Putnam Investment-Grade Bond Fund.

The fund is an open-end, diversified management investment company with an unlimited number of authorized shares of
beneficial interest.          The Trustees may, without
shareholder approval       , create two or more series of shares
representing separate investment portfolios.          Any such
series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are not currently divided into series.
Only class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment
dealer or Putnam Mutual Funds         at 1-800-225-1581       .

Each share has one vote, with fractional shares voting
proportionally.  Shares of         all classes will vote together
as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than         the minimum         set by
the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE FUND'S TRUSTEES: GEORGE PUTNAM,* CHAIRMAN. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Chairman and Managing Director, First Reserve Corporation; RONALD J. JACKSON, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc. Trustee of
Salem Hospital and         the Peabody Essex Museum       ;
ELIZABETH T. KENNAN, President Emeritus and Professor, Mount Holyoke College; LAWRENCE J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; DONALD S. PERKINS,* Director of various
corporations, including Cummins Engine Company,         Lucent
Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; GEORGE PUTNAM, III,* President, New Generation Research,
Inc.       ; A.J.C. SMITH,* Chairman and Chief Executive Officer,
Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General
Hospital and Eastern Utilities Associates.  The         Trustees
are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS



CLASS A SHARES. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."


CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI.
This discussion         includes information about how shares
acquired through reinvestment of distributions are treated for
conversion purposes.  The discussion         also         notes
certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -
- Class B shares" and "Distribution plans."

CLASS M SHARES. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A SHARES

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    SALES CHARGE       AMOUNT OF
                             AS A PERCENTAGE OF:    SALES CHARGE
                             -------------------    REALLOWED TO
                                   NET              DEALERS AS A
AMOUNT OF TRANSACTION           AMOUNT  OFFERING   PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED     PRICE  OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                      4.99%     4.75%       4.25%
50,000 but under 100,000          4.71      4.50        4.00
100,000 but under 250,000         3.63      3.50        3.00
250,000 but under 500,000         2.56      2.50        2.25
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

        No initial sales charge         applies to purchases of
class A shares of $1 million or more, or to purchases by employer-sponsored retirement plans that have at least 200 eligible employees. However, a CDSC of 1.00% or 0.50%,
respectively,         is imposed         within the first or
second year after purchase         on redemptions of these
shares, unless the dealer of record waived its commission with Putnam Mutual Funds' approval, or unless the purchaser is a class A qualified benefit plan (a retirement plan for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with purchases of class A shares).

Class A qualified benefit plans may also purchase class A shares with no initial sales charge. However, except as stated below, a CDSC of 0.75% of the total amount redeemed (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or recordkeeper) is imposed on redemptions of these shares if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such a plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20
million in Putnam Assets, or whose dealer of record         has,
with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

In determining whether a CDSC is payable, the fund will first redeem shares not subject to any charge. Any CDSC will be calulated based on the lower of the shares' cost and current net asset value and any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

        As described in the SAI, Putnam Mutual Funds pays the dealer of record a commission of up to 1% on sales to class A qualified benefit plans. Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales of class A shares to employer-sponsored retirement plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.

YEAR     1       2        3       4        5       6     7+
-------------------------------------------------------------
CHARGE  5%      4%       3%      3%       2%      1%     0%

        Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares.
These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.


CLASS M SHARES

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 SALES CHARGE        AMOUNT OF
                              AS A PERCENTAGE OF:  SALES CHARGE
                              -------------------  REALLOWED TO
                                NET                DEALERS AS A
AMOUNT OF TRANSACTION         AMOUNT   OFFERING    PERCENTAGE OF
AT OFFERING PRICE ($)        INVESTED    PRICE    OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                   3.36%     3.25%        3.00%
50,000 but under 100,000       2.30      2.25         2.00
100,000 but under 250,000      1.52      1.50         1.25
250,000 but under 500,000      1.01      1.00         1.00
500,000 and above              NONE      NONE         NONE

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Class M qualified retirement plans (retirement plans for which Putnam Fiduciary Trust company provides recordkeeping or other services in connection with the purchase of class M shares) and members of qualified groups may also purchase class M shares without a sales charge.

GENERAL

YOU MAY BE ELIGIBLE TO BUY         FUND SHARES AT REDUCED SALES
CHARGES OR TO SELL SHARES WITHOUT A CDSC.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified benefit plans, and other plans. Descriptions are also included in the order form and in the SAI.



The fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about
purchasing         shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
fund shares         at net asset value.

If you are considering redeeming         shares or transferring
shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in
redemption          or transfer.  Otherwise       , payment may
be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping,
        certificates will not         be issued for your shares
unless you request them.

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share you redeem that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

        The fund has adopted distribution plans to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned below. The plans provide for
payments by the fund to Putnam Mutual Funds at         annual
rates (expressed as a percentage of average net assets) of up to 0.35% on class A shares and 1.00% on class B and class M shares.
The Trustees currently limit payments         on class A and
Class M shares to 0.25% and 0.50% of average net assets, respectively.

Putnam Mutual Funds         compensates qualifying dealers
(including, for this purpose, certain financial institutions)
        for sales of shares and the maintenance of shareholder accounts.

        Putnam Mutual Funds makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class A shares. The payments to dealers for shares held by class A qualified benefit plans are made at reduced rates, as described in the SAI. No payments are made during the first year after purchase on shares purchased at net asset
value         by shareholders investing $1 million or more
        or by employer-sponsored retirement plans that have at
least 200 eligible employees         or that are class A
qualified benefit plans, unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

        Putnam Mutual Funds makes quarterly payments to
dealers at the annual         rates of         0.25% and 0.40% of
the average net asset value of class B and class M shares,
respectively       .

Putnam Mutual Funds may suspend or modify         its payments to
dealers.          The payments are also subject to the
continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.


HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO         YOUR FUND.  Send a signed
letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

        YOUR FUND GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE
BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem
shares valued up to $100,000         unless you have notified
Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of
certain other Putnam funds at net asset value       .  Not all
Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing
so would be in the best interests of         your fund, the fund
reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.
        Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE FUND CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of fund shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund will declare a distribution each day in an amount which is based on Putnam Management's projections of the fund's estimated net investment income. Normally, the fund will pay these distributions monthly. The amount of each daily distribution may differ from actual net investment income determined in accordance with generally accepted accounting
principles.  See "Distributions" in the SAI.          The fund
will distribute, at least annually, all net realized capital gains, if any, after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You begin earning distributions on the business day that Putnam
Mutual Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.



YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

-   Reinvest all distributions in additional         shares
    without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-   Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

        Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case,
the fund's yield on those securities         would be decreased.
The fund does not expect to be eligible to elect to permit shareholders to claim a credit or deduction on their income tax return for their pro rata share of such taxes.

Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a        "passive foreign
investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

        ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the fund. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the fund.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
        APPENDIX

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and
are generally referred to as "gilt         edged."  Interest
payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what
are generally known as high         grade bonds.  They are rated
lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear
adequate for the present         but certain protective elements
may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor
prospects of ever         attaining any real investment standing.

STANDARD & POOR'S

BONDS

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB       -B-CCC-CC-C -- Debt rated 'BB', 'B', 'CCC', 'CC' and 'C'
is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.



BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.


B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'
        rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has
not expired, unless         S&P believes that such payments will
be made during such grace period. The `D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.


        DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

PUTNAM DIVERSIFIED INCOME TRUST II

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

PUTNAMINVESTMENTS
     One Post Office Square
     Boston, Massachusetts 02109
     Toll-free 1-800-225-1581

                    PUTNAM DIVERSIFIED INCOME TRUST II

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               JULY 30, 1997

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated July 30, 1997, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             TABLE OF CONTENTS

PART I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .I-3

DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .I-4

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . .I-5

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . I-11

ADDITIONAL OFFICERS  . . . . . . . . . . . . . . . . . . . . . . . . . I-11

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . . I-12

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-34

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-45

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-57

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-58

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-64

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-64

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-64

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-65

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-66

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-71

                                    SAI
                                  PART I

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES, THE FUND MAY NOT AND WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.


(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

For the purpose of fundamental investment restriction (8) above, the fund will consider securities backed by the credit of different foreign governments as representing separate industries.

Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL, TO:

    Invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

                           ---------------------

All percentage limitations on investments other than pursuant to the non-fundamental restriction will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                           ---------------------

DISTRIBUTIONS

The distribution declared by the fund each day will be in an amount equal to the projected net investment income for a specified period (which is generally expected to be one month, although it may be longer or shorter if deemed appropriate by Putnam Management in light of existing or anticipated market conditions to avoid sharp fluctuations in the amount of daily distributions), plus for certain periods undistributed amounts of such income, divided by the number of days in that period. The amount of the daily distribution will generally differ from the fund's daily taxable investment income and book net investment income computed in accordance with generally accepted accounting principles, since the daily distribution is calculated on the assumption that estimated taxable income and book net investment income for the period are earned pro-rata throughout the period on a daily basis. Estimated net investment income for any period will be based upon Putnam Management's projections of investment income to be accrued during the period less projected expenses of the fund to be accrued for the period.

In estimating net investment income, Putnam Management may reduce the amounts to provide a reserve of undistributed amounts which could be paid in subsequent periods. This procedure may enable the fund to avoid sharp fluctuations in the total daily distributions from period to period and to minimize the possibility of making distributions from paid-in surplus or other capital sources. The reserve may increase the net asset value of the fund, thereby causing redeeming shareholders to experience higher capital gains or lower capital losses. For example, if Putnam Management estimates that the fund's net investment income for a period will be $.27 per share and if the fund has a reserve of $.06 per share of undistributed income, the daily distribution might be initially established at $.01 ($.30 divided by 30 days) per share for each day during the period, leaving a reserve of $.03 per share available for distribution in subsequent periods. Putnam Management may revise its estimates of the amounts of net investment income, in which case the subsequent daily distributions during the period may be revised accordingly.

CHARGES AND EXPENSES

MANAGEMENT FEES

Under a Management Contract dated January 8, 1996, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% of any excess thereafter. For the past two fiscal years, pursuant to the Management Contract, the fund incurred the following fees:

                                               REFLECTING A
                                       REDUCTION IN THE
                                       FOLLOWING AMOUNTS
Fiscal         Management              pursuant to an
year           fee paid                expense limitation

1997           $424,705                $174,482
1996           $2,986                  $11,148


EXPENSE LIMITATION. In order to limit the fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through March 31, 1998 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses, and payments under the fund's distribution plans) would exceed an annual rate of 1.00% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.
With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this SAI would be revised.

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal periods indicated:

         FISCAL                       BROKERAGE
         YEAR                         COMMISSIONS

         1997                         $731
         1996                         $0

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

DOLLAR
VALUE               PERCENT OF
OF THESE            TOTAL                    AMOUNT OF
TRANSACTIONS        TRANSACTIONS           COMMISSIONS

$503,106             2.58%                 $1,270

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management in the following amount for administrative services during fiscal 1997, including the following amount for compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                              PORTION OF TOTAL
                              REIMBURSEMENT FOR
                                COMPENSATION
        TOTAL                        AND
    REIMBURSEMENT               CONTRIBUTIONS

       $4,793                      $4,219

TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1997 and the fees paid to each Trustee by all of the Putnam funds during calendar 1996:

[CAPTION]

COMPENSATION TABLE

                                             Pension or           Estimated          Total
                          Aggregate          retirement     annual benefits   compensation
                       compensation    benefits accrued            from all       from all
                           from the          as part of        Putnam funds         Putnam
Trustees/Year              fund(1)    fund expenses(2)  upon retirement(3)       funds(4)
Jameson A. Baxter/1994          $538         $35                 $85,646       $172,291(5)
Hans H. Estin/1972               530          86                  85,646        171,291
John A. Hill/1985                532          32                  85,646        170,791(5)
Ronald J. Jackson/1996(6)        521          15                  85,646         94,807(5)
Elizabeth T. Kennan/1992         534          45                  85,646        171,291
Lawrence J. Lasser/1992          532          34                  85,646        169,791
Robert E. Patterson/1984         558          26                  85,646        182,291
Donald S. Perkins/1982           538          94                  85,646        170,291
William F. Pounds/1971 (7)       552          97                  98,146        197,291
George Putnam/1957               538          99                  85,646        171,291
George Putnam, III/1984          538          17                  85,646        171,291
A.J.C. Smith/1986                524          58                  85,646        169,791
W. Nicholas Thorndike/1992       550          64                  85,646        181,291

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)  The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October 1,
     1996.  Prior to that date, voluntary retirement benefits were paid to certain retired
     Trustees.
(3)  Assumes that each Trustee retires at the normal retirement date.  Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1996.
(4)  As of December 31, 1996, there were 96        funds in the Putnam family.
(5)  Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as a Trustee in May 1996.
(7)  Includes additional compensation for service as Vice Chairman of the Putnam funds.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

SHARE OWNERSHIP

At June 30, 1997, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, to the knowledge of the fund no person owned of record or beneficially 5% or more of any class of shares of the fund:

                        SHAREHOLDER NAME            PERCENTAGE
       CLASS               AND ADDRESS                 OWNED

         B         MLPF&S is Merrill Lynch             7.30%
                   4800 Deer Lake Dr. E. Fl. 3
                   Jacksonville, FL  32246-6484

         M         Donaldson Lufkin Jenrette           7.00%
                   P.O. Box 2052
                   Jersey City, NJ 07303

DISTRIBUTION FEES

During fiscal 1997, the fund paid the following 12b-1 fees to Putnam
Mutual Funds:

      CLASS A            CLASS B             CLASS M

      $55,646           $348,936             $17,386


CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class A shares in the following amounts during the periods indicated:

                            SALES CHARGES
         RETAINED BY PUTNAM   CONTINGENT
       TOTALMUTUAL FUNDS       DEFERRED
FISCALFRONT-END                  AFTER             SALES
YEARSALES CHARGES         DEALER CONCESSIONS      CHARGES

1997      $946,314              $86,350             $88
1996  $89,221$3,693               $0

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                                        CONTINGENT DEFERRED
FISCAL YEAR                                SALES CHARGES

1997                                          $55,923
1996                                            $0

CLASS M SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class M shares in the following amounts during the periods indicated:

                                      SALES CHARGES
                                   RETAINED BY PUTNAM
                                      MUTUAL FUNDS
                      TOTAL              AFTER
                    SALES CHARGES  DEALER CONCESSIONS

Fiscal year

1997                 $85,410                     $5,447
1996                 $10,419                     $80

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1997 fiscal year, the fund incurred $185,771 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended March 31, 1997)


                    Class A          Class B      Class M

Inception date:     2/26/96          2/26/96       2/26/96

ANNUALIZED
TOTAL RETURN+

1 year                 2.24%           1.58%        3.63%
Life of class          1.20%           1.38%        2.31%

YIELD++

30-day
Yield                  7.08%           6.71%        6.96%

+ Reflecting an expense limitation in effect during the period. In the absence of the expense limitation, total return would have been lower. The per share amount of the expense limitation is set forth in the footnotes to the table in the section entitled "Financial highlights."

++ Reflecting an expense limitation then in effect. In the absence of the expense limitation, the fund's yield would have been 6.89% for class A, 6.52 % for class B and 6.79% for class M shares.

Data represent past performance and are not indicative of future results. Total return and yield for class A and class M shares reflect the deduction of the maximum sales charge of 4.75% and 3.25%, respectively. Total return for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC"). The maximum class B CDSC is 5.0%. See "Standard performance measures" in
Part II of this SAI for information on how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

OFFICER NAME (AGE) (NUMBER OF FUNDS)

GARY N. COBURN (51) (60 funds).  Senior Managing Director of Putnam
Management.

WILLIAM J. CURTIN (37) (58 funds).  Managing Director of Putnam
Management. Prior to August, 1996, Mr. Curtin was Managing Director of Lehman Brothers.

   DAVID L. WALDMAN (31) (11 funds). Managing Director of Putnam Management. Employed as an investment professional by Putnam Management since June, 1997. Prior to June, 1997, Mr. Waldman a Senior Portfolio Manager at Lazard Freres, and prior to April 1995 held various titles at Goldman Sachs including Analyst, Associate, Portfolio Manager and Vice President.

D. WILLIAM KOHLI (36) (10 funds).  Managing Director of Putnam
Management. Prior to September, 1994, Mr. Kohli was Executive Vice President and Co-Director of Global Bond Management and, prior to October, 1993, Senior Portfolio Manager at Franklin Advisors/Templeton Investment Counsel.

JENNIFER E. LEICHTER (36) (7 funds).   Senior Vice President of Putnam
Management.

MICHAEL MARTINO (44) (6 funds).  Managing Director of Putnam
Management. Prior to January, 1994, Mr. Martino was employed by Back Bay Advisors in the positions of Executive Vice President and Chief Investment Officer from 1992 to 1994, and Senior Vice President and Senior Portfolio Manager prior to 1992.

KENNETH J. TAUBES (39) (15 funds). Senior Vice President of Putnam Management. Senior Vice President of Putnam Fiduciary Trust Company.

GAIL S. ATTRIDGE (35) (9 funds). Vice President of Putnam Management. Prior to November, 1993, Ms. Attridge was an Analyst at Keystone
Custody International.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended March 31, 1997, filed electronically on May 30, 1997 (File No. 811-7221), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

6


Putnam
High Yield
Total
Return
Fund

Portfolio
of
investment
s owned

April 30,
1997
(Unaudited
)


Corporate Bonds and Notes (60.1%) (a)
PRINCIPAL                                                         VALUE
AMOUNT

Advertising (0.3%)
$         Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006           $
50,000                                                           49,860

Aerospace and Defense
(0.1%)
    15,000 L-3 Communications Corp. 144A sr. sub. notes 10        15,450
          3/8s, 2007
    10,000 Tracor, Inc. 144A sr. sub. notes 8 1/2s, 2007           9,800

Agriculture (1.8%)                                               25,250
   299,734 Premium Standard Farms, Inc. sr. secd. notes 11s,     319,217
          2003 (PIK)

Apparel (0.1%)
    25,000 GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007            24,750

Automotive (2.4%)
   200,000 A.P.S Inc. company guaranty 11 7/8s, 2006             200,000
    25,000 CSK Auto, Inc. 144A sr. sub. notes 11s, 2006           25,625
    75,000 Exide Corp. sr. notes 10s, 2005                        75,938
    50,000 Harvard Industries Inc. sr. notes 11 1/8s, 2005        22,500
    80,000 Hawk Corp. sr. notes 10 1/4s, 2003                     80,600
    15,000 Key Plastics Corp. 144A sr. sub. notes 10 1/4s,        15,150
          2007

                                                                 419,813
Broadcasting
(4.0%)
    50,000 Capstar Broadcasting 144A sr. disc. notes stepped-     27,875
          coupon zero % (12 3/4s, 2/1/02), 2009 (STP)
   150,000 Comcast UK Cable, Ltd. deb. stepped-coupon zero %     103,500
          (11.2s, 11/15/00), 2007(Bermuda) (STP)
   272,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon  173,400 zero % (13 1/4s, 5/15/01), 2008(Mexico) (STP)
   150,000 Marcus Cable Co. (L.P.) sr. sub. disc. notes          124,125
          stepped-coupon zero % (13 1/2s, 8/1/99), 2004 (STP)
    10,000 RBS Participacoes S.A. 144A company guaranty 11s,      10,098
          2007(Brazil)
    25,000 SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10       26,188
          3/4s, 2006
    15,000 Spanish Broadcasting Systems 144A sr. notes 11s,       15,075
          2004
   125,000 Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005    125,000
    10,000 TCI Satellite Entertainment 144A sr. sub. notes 10      9,500
          7/8s, 2007
    50,000 TV Azteca Sa De Cv 144A sr. notes 10 1/2s,             49,188
          2007(Mexico)
    50,000 Young Broadcasting Inc. company guaranty Ser. B,       47,250
          9s, 2006

                                                                 711,199
Building and Construction
(3.0%)
   100,000 Consumers International 144A sr. notes 10 1/4s,       103,000
          2005
     5,000 Continental Homes Holding Corp. sr. notes 10s, 2006     4,925
    75,000 Nortek, Inc. sr. sub. notes 9 7/8s, 2004               74,250
   125,000 Presley Cos. sr. notes 12 1/2s, 2001                  120,938
   100,000 Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000     105,000
    50,000 Terex Corp. sr. notes Ser. B, 13 1/4s, 2002            54,938
    75,000 Triangle Pacific Corp. sr. notes 10 1/2s, 2003         78,750

                                                                 541,801
Cable Television (1.5%)
    60,000 Adelphia Communications Corp. 144A sr. notes 9         56,700
          7/8s, 2007
    50,000 Cablevision Systems Corp. sr. sub. notes 9 1/4s,       48,750
          2005
   125,000   Diamond Cable Communication Co. sr. disc. notes     86,563
                stepped-coupon zero % (11 3/4s, 12/15/00),
                        2005(United Kingdom) (STP)
   115,000   Diamond Cable Communications Co. 144A sr. disc.     68,425
             notes stepped-coupon zero % (10 3/4s, 2/15/02),
                                2007 (STP)

                                                                 260,438
Chemicals (0.8%)
    25,000 Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003     24,750
   120,000 NL Industries, Inc. sr. notes stepped-coupon zero %   110,850
          (13s, 10/15/98), 2005 (STP)

                                                                 135,600
Connecticut (0.4%)
    50,000 Mohegan Tribal Gaming sr. secd. notes Ser. B, 13       65,500
          1/2s, 2002

Consumer Products (0.4%)
   100,000 Revlon Worldwide Corp. 144A sr. disc. notes zero %,    65,500
          2001

Consumer Services (2.6%)
    25,000 Affinity Group Holdings 144A sr. notes 11s, 2007       25,625
    20,000 AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s,    19,800
          2009
    50,000 Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005         55,000
    26,375 Falcon Holdings Group, Inc. sr. sub. notes 11s,        22,946
          2003 (PIK)
   125,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004   129,375
    10,000 Hollinger International Publishing, Inc. company        9,875
          guaranty 8 5/8s, 2005
   200,000 Sun International Hotels Ltd. 144A sr. sub. notes     197,500
          9s, 2007

                                                                 460,121
Electronics and Electrical Equipment
(1.0%)
    20,000 Fairchild Semiconductor Corp. 144A sr. sub. notes      17,666
          11.74s, 2008
   165,000 Fairchild Semiconductor Corp. 144A sr. sub. notes     166,650
          10 1/8s, 2007

                                                                 184,316


Entertainment (1.2%)
    50,000 Panda Global Energy Co. 144A sr. notes 12 1/2s,        47,500
          2004

Food (0.3%)
    50,000 Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008         49,000
    45,000 Cobb Theatres LLC company guaranty 10 5/8s, 2003       46,575
    50,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007             50,625
    75,000 Trump A.C. 1st mtge. 11 1/4s, 2006                     72,938

                                                                 219,138
Food and Beverage (0.9%)
    50,000 Mafco, Inc. sr. sub. notes 11 7/8s, 2002               53,125

Forest Products (0.3%)
     5,000 Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007       5,150
   150,000 Doane Products Co. sr. notes 10 5/8s, 2006            156,000

                                                                 161,150
Health Care (2.1%)
    50,000 Gaylord Container Corp. sr. sub. disc. deb. 12         53,750
          3/4s, 2005 (STP)

Insurance and Finance
(3.5%)
    10,000 IMED Corp. sr. sub. notes 9 3/4s, 2006                 10,000
   150,000 Integrated Health Services sr. sub. notes 10 3/4s,    160,500
          2004
   150,000 Paracelsus Healthcare sr. sub. notes 10s, 2006        141,750
    55,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007     54,725

                                                                 366,975
Insurance and Finance (3.5%)
   225,000 Aames Financial Corp. sr. notes 9 1/8s, 2003          209,250
    10,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s,      10,000
          2027
   150,000 First Nationwide Holdings sr. sub. notes 9 1/8s,      150,000
          2003
   125,000 Imperial Credit Industries, Inc. 144A sr. notes 9     115,000
          7/8s, 2007
    25,000 Provident Capital Trust company guaranty 8.6s, 2026    24,125
    50,000 PRT Funding Corp. sr. notes 11 5/8s, 2004              36,000
    50,000 Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s,    51,375
          2003
    10,000 Sovereign Capital Trust 144A company guaranty 9s,       9,750
          2027
    10,000 Webster Capital Trust I 144A bonds 9.36s, 2027         10,206

                                                                 615,706
Medical Supplies and Devices
(0.4%)
    75,000 Wright Medical Technology, Inc. sr. secd. notes        75,750
          Ser. B, 10 3/4s, 2000



Metals and Mining (1.7%)
    10,000 Acindar Industria Argentina de Aceros S.A. bonds 11    10,150
          1/4s, 2004(Argentina)
    10,000 Altos Hornos De Mexico 144A bonds 11 7/8s,             10,125
          2004(Mexico)
    15,000 Continental Global Group 144A sr. notes Ser. A,        15,450
          11s, 2007
    10,000 Echo Bay Mines jr. sub. deb. 11s, 2027(Canada)          9,850
    50,000 Maxxam Group Holdings sr. nores Ser. B, 12s, 2003      50,500
   150,000 Royal Oak Mines, Inc. company guaranty Ser. B, 11s,   150,750
          2006(Canada)
    50,000 Weirton Steel Co. sr. notes 11 3/8s, 2004              50,500

                                                                 297,325
Oil and Gas
(6.1%)
   125,000 Cliffs Drilling Co. company guaranty Ser. B, 10       129,688
          1/4s, 2003
   100,000 Falcon Drilling Co., Inc. sr. notes Ser. B, 9 3/4s,   102,000
          2001
    50,000 Flores & Rucks, Inc. sr. notes 13 1/2s, 2004           58,125
    50,000 Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006       51,750
     5,000 Forcenergy, Inc. 144A sr. sub. notes 8 1/2s, 2007       4,750
    50,000 KCS Energy, Inc. company guaranty Ser. B, 11s, 2003    53,250
    50,000 Parker Drilling Corp. sr. notes Ser. B, 9 3/4s,        51,375
          2006
    25,000 Transamerican Refining 144A 15s, 1998                  25,000
   600,000 Transamerican Refining Corp. var. rate 1st mtge.      556,500
          zero % (18.5s 2/15/98), 2002 (STP)
    50,000 TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002     55,625

                                                                1,088,06
                                                                      3
Packaging and Containers
(0.5%)
    15,000 Innova S De R.L. 144A sr. notes 12 7/8s,               14,775
          2007(Mexico)
    75,000 Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002      81,469

                                                                  96,244
Paper and Forest Products
(1.0%)

    50,000 Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008    51,000
    50,000 Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s,     48,000
          2003
    50,000 Repap New Brunswick sr. notes 10 5/8s, 2005(Canada)    47,000
    25,000 Riverwood International Corp. company guaranty 10      23,500
          1/4s, 2006

                                                                 169,500
Publishing (0%)
     5,000 Sun Media Corp. 144A sr. sub. notes 9 1/2s,             4,825
          2007(Canada)

Real Estate (0.1%)
    20,000 Prime Hospitality Corp. 144A sr. sub. notes 9 3/4s,    20,400
          2007

Recreation (3.3%)
    50,000 Alliance Gaming Corp. 12 7/8s, 2003                    53,938
   150,000 Argosy Gaming Co. 1st mtge. 13 1/4s, 2004             134,250
   100,000 Colorado Gaming & Entertainment Co. sr. notes 12s,     99,000
          2003 (PIK)
   150,000 Hollywood Casino Corp. sr. notes 12 3/4s, 2003        153,750
   150,000 Lady Luck Gaming 1st mtge. 11 7/8s, 2001              150,000

                                                                 590,938
Retail (1.6%)
   100,000 Eagle Food Centers. Inc. sr. notes 8 5/8s, 2000        97,000
    50,000 Loehmanns, Inc. sr. notes 11 7/8s, 2003                52,000
    10,000 Quality Food Centers, Inc. 144A sr. sub. notes          9,850
          8.7s, 2007
   125,000 Supermercados Norte 144A bonds 10 7/8s, 2004          125,000
          (Argentina)
    10,000 William Carter Co. 144A sr. sub. notes 12s, 2008       10,200

                                                                 294,050
Telecommunications
(10.3%)
   125,000 Arch Communications Group sr. disc. notes stepped-     56,875
          coupon zero % (10 7/8s, 3/15/01), 2008 (STP)
    50,000 Brooks Fiber Properties, Inc. sr. disc. notes          32,750
          stepped-coupon zero % (10 7/8s, 3/1/01), 2006 (STP)
   225,000 Cencall Communications Corp. sr. disc. notes          166,500
          stepped-coupon
                  zero % (10 1/8s, 1/15/99), 2004 (STP)
    75,000 Centennial Cellular Corp. sr. notes 10 1/8s, 2005      75,656
    25,000 Charter Communications International, Inc. sr.         25,813
          notes Ser. B, 11 1/4s, 2006
    10,000 Consorcio Ecuatoriano 144A notes 14s, 2002             10,100
          (Ecuador)
   150,000 Dobson Communications Corp. 144A sr. notes 11 3/4s,   144,000
          2007
    25,000 Frontiervision Operating Partners L.P. sr. sub.        25,063
          notes 11s, 2006
   150,000    GST Telecommunications, Inc. company guaranty      93,000
             stepped-coupon zero % (13 7/8s, 15/15/00), 2005
                                  (STP)
    25,000   Hyperion Telecommunication Corp. sr. disc. notes    12,750
            stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003
                                  (STP)
   275,000 Intelcom Group (USA), Inc. company guaranty stepped- 163,625 coupon zero % (12 1/2s, 5/1/01), 2006 (STP)
   100,000   Intermedia Communications, Inc. sr. disc. notes     64,500
              stepped-coupon zero % (12 1/2s, 5/15/01), 2006
                                  (STP)
   150,000 International Cabletel, Inc. sr. notes stepped-        98,250
          coupon Ser. B, zero % (11 1/2s, 2/01/01), 2006
          (STP)
    40,000 International Cabletel, Inc. 144A sr. notes 10s,       39,100
          2007
    85,000 McLeod, Inc. 144A sr. disc. notes stepped-coupon       48,663
          zero % (10 1/2s, 3/1/02), 2007 (STP)
    50,000 MFS Communications sr. disc. notes stepped-coupon      37,927
          zero % (8 7/8s, 1/1/01), 2006 (STP)
   275,000    Millicom International Cellular S.A. sr. disc.    192,500
              notes stepped-coupon zero % (13 1/2s, 6/1/01),
                          2006(Luxembourg) (STP)
   100,000 Mobile Telecommunications Tech. sr. notes 13 1/2s,     99,000
          2002
    50,000 NEXTEL Communications, Inc. sr. disc. notes stepped-  36,375 coupon zero % (9 3/4s, 2/15/99), 2004 (STP)
   150,000 Omnipoint Corp. sr. notes 11 5/8s, 2006               117,000
    25,000 Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006        19,500
    50,000 Paging Network, Inc. sr. sub. notes 10s, 2008          44,500
    75,000 Pricellular Wireless Corp. sr. disc. notes stepped-   77,250
            coupon Ser. B, zero % (14s, 11/15/97), 2001 (STP)
    50,000 Rogers Cantel, Inc. deb. 9 3/8s, 2008(Canada)          51,375
   125,000  Teleport Communications Group Inc. sr. disc. notes   85,938
           stepped-coupon zero % (11 1/8s, 7/1/01), 2007 (STP)
    15,000 Winstar Equipment Corp. 144A company guaranty 12       14,363
          1/2s, 2004

                                                                1,832,37
                                                                      3

Textiles (1.2%)
    50,000 Foamex (L.P.) Capital Corp. sr. disc. notes stepped-   44,000
          coupon
                 Ser. B, zero % (14s, 7/1/99), 2004 (STP)
    60,000 Glenoit Corp. 144A sr. sub. notes 11s, 2007            60,600
   100,000 Polysindo International Finance company guaranty 11   105,000
          3/8s, 2006(Indonesia)

                                                                 209,600

Transportation
(1.0%)
    50,000 Atlantic Express, Inc. 144A company guaranty 10        51,250
          3/4s, 2004
   125,000 Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,   122,500
          2003(Greece)

                                                                 173,750
Utilities (5.9%)
   325,000 AES China Generating Co. sr. notes 10 1/8s,           333,531
          2006(China)
   300,000 Calpine Corp. sr. notes 10 1/2s, 2006                 320,250
    50,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.     51,365
          17-A, 9 3/8s, 2017
   100,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    106,996
          B, 9 1/2s, 2005
   150,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    153,933
          E, 9s, 2023
    50,000 Niagara Mohawk Power Corp. mtge. 9 1/2s, 2000          51,793
    25,000 Toledo Edison Co. med. term notes 9.22s, 2021          25,570

                                                                1,043,43
                                                                      8

           Total Corporate Bonds and Notes (cost $10,903,400)  10,676,96
                                                                      5


Brady Bonds (11.0%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
 $ 567,450 Argentina (Republic of) deb. 6.75s, 2005                    $
                                                                520,635
   135,000 Argentina (Republic of) FRN Ser. L-GP, 5 1/4s, 2023    87,919
    35,000 Bulgaria (Republic of) deb. Ser. PDI, 6.5625s, 2011    21,919
   451,621 Brazil (Republic of) FRB 8s, 2014 (POR)               342,667
    87,000 Ecuador (Government of) bonds 6.4375s, 2025            58,073
    90,000 Poland (Government of) bonds 6.9375s, 2024             87,413
   560,000 United Mexican States deb. Ser. A, 6 1/4s, 2019       406,700
   250,000 United Mexican States FRB Ser. D, 6.35156s, 2019      221,406
   238,095 Venezuela (Government of)deb. Ser. B, 6.75s, 2007     213,095

           Total Brady Bonds (cost $1,973,487)
                                                               1,959,82
                                                                      7

Convertible Bonds and Notes (7.6%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT

Automotive (0.2%)
         $ Magna International cv. sub. deb. 5s, 2002                  $
    23,000                                                       25,013

Basic Industrial Products
(0%)
     7,000 Cooper Industries, Inc. cv. sub. 7.05s, 2015            7,770

Broadcasting (0.2%)
    22,000 International Cabletel Inc. 144A cv. deb. 7 1/4s,      21,148
          2005
    48,000 Jacor Communications, Inc. cv. sr. notes zero %,       22,320
          2011

                                                                  43,468

Business Equipment and Services
(0.6%)
   100,000 Corporate Express, Inc. cv. notes 4 1/2s, 2000         84,250
    28,000 U.S. Office Products Co. 144A cv. sub. notes 5         23,485
          1/2s, 2003

                                                                 107,735
Cellular Broadcasting (0.2%)
    55,000 Comcast Corp. cv. notes 1 1/8s, 2007                   28,050

Chemicals (0.1%)
     9,000 Hercules, Inc. cv. deb. 8s, 2010                       23,929

Computer Services and Software
(0.1%)

    25,000 Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004         21,125

Computers (0.3%)
    25,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 6s,
          2006                                                   22,719
    28,000 Softkey International, Inc. 144A cv. sr. notes 5       20,825
          1/2s, 2000
    20,000 Synoptics Communications Inc. 144A cv. sub. deb. 5     17,475
          1/4s, 2003


                                                                 61,019
Conglomerates
(0.3%)
    18,000 Hexcel Corp. cv. sub. notes 7s, 2003
                                                                 23,490
    20,000 Thermo Electron Corp. 144A cv. subordinated 4 1/4s,    21,575
          2003


                                                                 45,065
Consumer Non Durables
(0.3%)
    74,000 Coleman Worldwide Corp. cv. sr. sec. notes Liquid
          Yeild Option Note ( LYON) zero %, 2013                 22,385
    24,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s,        21,660
          2007 (NON)


                                                                 44,045
Consumer Services (0.5%)
    60,000 Boston Chicken, Inc. cv. notes LYON zero %, 2015
                                                                 14,775
    20,000 Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004        21,650
    55,000 Hollinger, Inc. cv. LYON zero %, 2013                  20,075
    22,000 Pharmaceutical Marketing Services Inc. 144A cv.        18,040
          deb. 6 1/4s, 2003
    16,000 Protection One, Inc. cv. sr. sub. notes 6 3/4s,        15,220
          2003

                                                                  89,760



Electronics and Electrical Equipment
(1.4%)
     9,000 Diagnostic Retrieval Systems cv. sr. sub. deb. 9s,
          2003                                                   11,070
    29,000 HMT Technology Corp. 144A cv. sub. notes 5 3/4s,       23,345
          2004
    29,000 Integrated Device Technology, Inc. cv. sub. notes 5    24,469
          1/2s, 2002
    30,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013         22,275
    14,000 Plasma & Materials Technologies, Inc. 144A cv. notes    9,520
          7 1/8s, 2001
    27,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003              22,343
    20,000 SCI Systems, Inc. cv. sub. notes 5s, 2006              27,525
    10,000 Texas Instruments cv. sub. deb. 2 3/4s, 2002           21,538
    20,000 Thermo Instrument Systems, Inc. 144A cv. deb. 4        18,750
          1/2s, 2003
    23,000 Thermo Optek Corp. 144A cv. bonds 5s, 2000             23,230
    21,000 Thermo Quest Corp. cv. co. guaranty 5s, 2000           21,000
    20,000 Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002          22,900

                                                                  247,96
                                                                      5
Environmental Control (0.1%)
    12,000 USA Waste Services, Inc. cv. sub. notes 4s, 2002
                                                                 11,850
    14,000 WMX Technologies, Inc. cv. sub. notes 2s, 2005         12,110

                                                                  23,960
Health Care (0.9%)
    50,000 Alza Corp. cv. sub. LYON zero %, 2014
                                                                 21,938
    30,000 NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000              27,188
    30,000 PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003             24,525
    20,000 Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s,   18,100
          2006
    18,000 Rotech Medical Corp. cv. sub. deb. 5 1/4s, 2003        15,390
    22,000 U.S. Diagnostic Laboratories, Inc. 144A cv. sub.       21,120
          deb. 9s, 2003
    23,000 Vivra, Inc. 144A cv. sub. notes 5s, 2001               21,936

                                                                  150,19
                                                                      7
Hospital Management and Medical Services
(0.1%)
    19,000 Integrated Health Services, Inc. cv. sub. deb. 6s,     20,235
          2003

Insurance and Finance (0.5%)
    24,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001
                                                                 23,010
    22,000 Mitsubishi Bank Ltd. International Finance cv. trust   22,358
          guaranteed notes 3s, 2002(Bermuda)
    17,000 Pioneer Financial Services, Inc. cv. sub. notes 6      24,544
          1/2s, 2003
    40,000 USF&G Corp. cv. sub. notes zero %, 2009                26,200

                                                                  96,112
Medical Supplies and Devices
(0.1%)
    25,000 Uromed Corp. 144A cv. sub. notes 6s, 2003              15,031

Metals and Mining
(0.1%)
    20,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                 20,300



Oil and Gas (0.3%)
    21,000 Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007      23,730
     3,000 Pride Petroleum Services, Inc. cv. sub. deb. 6          4,361
          1/4s, 2006
    16,000 Swift Energy Co. cv. sub. notes 6 1/4s, 2006           14,840

                                                                  42,931
Paper and Forest Products (0.1%)
    24,000 Stone Container Corp. cv. sr. sub. notes 8 7/8s,       25,500
          2000

Pharmaceuticals (0.2%)
    16,000 North American Vaccine, Inc. 144A cv. sub. notes 6     15,420
          1/2s, 2003
    40,000 Roche Holdings, Inc. 144A cv. unsub. LYON zero %,      18,400
          2010(Switzerland)

                                                                  33,820
Pharmaceuticals and Biotechnology
(0.1%)
    23,000 Nabi, Inc. cv. sub. notes 6 1/2s, 2003                 18,113
     4,000 North American Vaccine, Inc. 144A cv. sub. notes 6      3,855
          1/2s, 2003

                                                                  21,968
Recreation (0.4%)
   100,000 Argosy Gaming cv. sub. notes 12s, 2001                 71,000

Retail (0.5%)
    20,000 Home Depot, Inc. cv. sub. notes 3 1/4s, 2001           20,425
    26,000 Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003      22,653
    20,000 Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003       24,325
    25,000 Rite Aid Corp. cv. deb. zero %, 2006                   18,375

                                                                  85,778
Telecommunications
(0%)

    10,000 MIDCOM Communications, Inc. 144A cv. sub. deb. 8        8,300
          1/4s, 2003


           Total Convertible Bonds and Notes (cost $1,428,901)  1,360,07
                                                                      6



Preferred Stocks (4.3%) (a)
NUMBER OF                                                         VALUE
SHARES

       518 Alliance Gaming Corp. Ser. B, $15.00 pfd. (PIK)
                                                                 51,800
     1,159 American Radio Systems Corp. 144A $11.375 pfd.        114,451
     1,798 Cablevision Systems Corp. Ser. M, $11.125 dep. shs.   165,416
          pfd.(PIK)
       400 California Federal Bancorp Inc. Ser. A, $2.281 pfd.    10,000
     1,070 Chancellor Radio Broadcasting 144A $12.00 pfd.        105,930
     1,500 Chevy Chase Capital Corp. Ser. A, $10.375 pfd.         72,750
       127 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)     115,888
        25 ICG Holdings, Inc. 14.00% (Canada)                     24,125
         5 Intermedia Communications, Inc. 144A 13.50% pfd.       48,375
        20 NTL Inc. 144A 13.00% pfd. (PIK)                        19,400
       800 Public Service Co. of New Hampshire $10.60 1st         18,000
          mtge. pfd.
        20 Spanish Broadcasting Systems 144A 14.25%  pfd.         17,600
          (PIK)

           Total Preferred Stocks (cost $795,863)                763,735

Convertible Preferred Stocks
(3.6%) (a)
NUMBER OF                                                         VALUE
SHARES

Automotive (0.1%)
       170 Ford Motor Co. Ser. A, $4.20 dep. shs. cv. pfd.
                                                                 19,040
Banks (0.1%)
       230 Sovereign Bancorp Inc. $3.13 cv. pfd.                  17,020

Basic Industrial Products (0.1%)
       170 Case Corp. $4.50 cv. pfd. ($4.50)                      22,823

Broadcasting
(0.2%)
       342 Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.      18,212
       360 SFX Broadcasting, Inc. Ser. D, $3.25 cv. pfd.          16,200

                                                                  34,412
Building and Construction
(0.1%)
       227 Greenfield Capital Trust $3.00 cv. pfd.                 9,307

Business Equipment and Services
(0.1%)
       150 Ikon Office Solutions Inc. Ser. BB, $5.04 cv. pfd.     10,200

Computer Services and Software
(0.1%)
       240 Vanstar Corp. 144A $3.375 cv. pfd.                      7,350
       407 Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.         18,519

                                                                  25,869

Consumer Non Durables (0.1%)
       340 Corning Deleware(L.P.) $3.00 cv. pfd.                  25,840

Consumer Services (0.1%)
       220 Service Corp. $3.125 cv. pfd.                          25,218

Food and Beverages (0.1%)
       276 Chiquita Brands International, Inc. Ser. B, $3.75      16,146
          cv. pfd.

Insurance and Finance
(1.1%)
       285 Ahmanson (H.F.) & Co. $3.00 cv. pfd.                   22,515
       251 American Bankers Insurance Group, Inc. Ser. B,         15,782
          $3.125 cv. pfd.
       575 American General Delaware Corp. $3.00 cv. pfd.         33,566
       160 Devon Financing Trust $3.25 cv. pfd.                   10,200
       452 Finova Finance Trust $2.75 cv. pfd.                    24,069
       700 Matewan Bancshares, Inc. Ser. A, $3.75 cv. pfd.        16,975
       385 Penncorp Financial Group, Inc. 144A $3.50 cv.pfd.      22,426
       120 Roosevelt Financial Group $3.25 cv. pfd.               10,230
       340 St. Paul Capital LLC $3.00 cv. pfd.                    20,910
       400 Timet Capital Trust I 144A $3.3125 cv. pfd.            18,800

                                                                 195,473
Metals and Mining (0.2%)
       285 Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                 14,784
       950 Freeport-McMoRan Copper Co., Inc. $1.25 cv. pfd.       25,650
          ($1.75)

                                                                  40,434
Oil and Gas (0.6%)
       360 Neuvo Energy Ser. A, $2.875 cv. pfd.                   16,425
       435 Occidental Petroleum Corp. 144A $3.875 cv. pfd.        23,816
       360 Tejas Gas Corp. $2.65 cv. pfd.                         19,260
       380 Tosco Financing Trust 144A $2.875 cv. pfd.             20,995
       500 Unocal Capital Trust $3.125 cv. pfd.                   28,125

                                                                 108,621
Real Estate (0.1%)
       430 Insignia Financial Group, Inc. 144A $3.25 cv. pfd.     19,135

Retail (0.3%)
       350 Ann Taylor Finance Trust $4.25 cv. pfd.                23,713
       465 Kmart Financing I $3.875 cv. pfd.                      26,796

                                                                  50,509
Telecommunications (0.2%)
       600 Airtouch Communications, Inc. Ser. C, $2.125 cv.       27,300
          pfd.

           Total Convertible Preferred Stocks (cost $660,470)    647,347

Foreign Government Bonds and Notes (1.3%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
           Bank of Foreign Economic Affairs of Russia
       USD (Vnesheconombank) principal loan 144A 8s, 2020              $
   305,000 (NON)(WIS)(PIK)                                       178,806
       USD Morocco (Government of) bonds Ser. A, 6.375s, 2009     35,150
    40,000
       ZAR South Africa (Republic of) bonds Ser. 153, 13s,         9,980
    50,000 2010

           Total Foreign Government Bonds and Notes (cost        223,936
          $219,478)

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
UNITS
        15 Advanced Radio Telecommunications units 14s, 2007
                                                                 15,900
         5 Anvil Holdings 144A units 13s, 2009 (PIK)               4,925
       200   Colt Telecommunications Group PLC units stepped-   117,000
           coupon zero % (12s, 12/15/01), 2006(United Kingdom)
                                  (STP)
        25 Esat Holdings Ltd. 144A units stepped-coupon zero %    14,000
          (12 1/2s, 2/1/02), 2007(Ireland) (STP)
       110 Globalstar L.P. Capital units 11 3/8s, 2004           108,900
        20 McCaw International Ltd. 144A units stepped-coupon      9,800
          zero % (13s, 4/15/02), 2007 (STP)
        50 Nextlink Communications 144A pfd. units zero %          2,350
          (.14s,), 2009 (PIK)(STP)
    50,000  Winstar Communications, Inc. 144A sr. disc. notes    26,000
            stepped-coupon zero % (14s, 10/15/00), 2005 (STP)

           Total Units (cost $331,486)                           298,875

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
SHARES
    27,272 Capstar Broadcasting Partners (NON)
                                                                 29,999
       316 Catellus Development Corp. (NON)                        4,661

           Total Common Stocks (cost $34,711)                     34,660

Warrants (0%) (a)
NUMBER OF                                                         VALUE
WARRANTS
Expiration
Date
        25 Hyperion Telecommunications 144A                          750
          4/15/01
        20 Spanish Broadcasting Systems 144A                       2,200
          6/30/99

           Total Warrants (cost $2,700)                            2,950

Short-Term Investments (8.0%) (a)
PRINCIPAL                                                         VALUE
AMOUNT
       MXP Mexican Treasury Bill zero %, April 2, 1998                 $
    57,529                                                       59,760
           Interest in $473,073,000 joint repurchase agreement
 1,367,000 dated April 30, 1997 with Merrill Lynch
           due May 1, 1997 with respect to various U.S.
          Treasury obligations -- maturity value of
          $1,367,205
           for an effective yeild of 5.40%.
                                                               1,367,20
                                                                      5

           Total Short-Term Investments (cost $1,426,965)       1,426,96
                                                                      5


           total Investments (cost $17,777,461) (b)            17,395,33
                                                                      6




                                 FOOTNOTES


             NOTES

     (a)      Percentages indicated are based
             on net assets of $17,762,038.


     (b)      The aggregate identified cost on
             a tax basis is
             $17,777,461, resulting in gross
             unrealized appreciation and
             depreciation of $130,645 and
             $512,770, respectively,
             or net unrealized depreciation
             of $382,125.


     (NON)     Non-income-producing security.


     (STP)    The interest or dividend rate
             and date shown parenthetically
             represent the new interest or
             dividend rate to be paid and the
             date the fund will begin
             receiving interest or dividend
             income at this rate.


     (PIK)    Income may be received in cash
             or additional securities at the
             discretion of the issuer.


     (WIS)    When-issued securities (Note 1).
                The coupon rate will be LIBOR
                                  plus 13/16.


     (BRA)       Brady bonds are foreign bonds
                   collateralized by the U.S.
                                  Government.
               The rates are floating and are
               the current rates at April 30,
                                        1997.

             144A after the name of a
             security represents a security
             purchased in a transaction
             exempt from registration under
             Rule 144A of the Securities Act
             of 1933. These securities may be
             resold only in transactions
             exempt from registration,
             normally to qualified
             institutional buyers.


                The accompanying notes are an
             integral part of these financial
                                  statements.


Putnam High Yield Total Return
Statement of assets and liabilities
April 30,1997 (Unaudited)
Assets
Investments in securities, at value
(identified cost $17,777,461) (Note 1)             $17,395,33
                                                            6
Cash                                                  107,295
Dividends, interest and other receivables             291,423
Receivable for shares of the fund sold                445,849
Receivable for securities sold                        253,143
Receivable from Manager (Note 2)                       33,864
Unamortized organization expenses (Note 1)             80,672

Total assets                                       18,607,582
Liabilities
Payable for securities purchased                      693,696
Payable for investor servicing and custodian fees       9,942
(Note 2)
Payable for compensation of Trustees (Note 2)           4,000
Payable for administrative services (Note 2)            1,333
Payable for distribution fees (Note 2)                  8,228
Payable for organization expenses (Note 1)             80,943
Other accrued expenses                                 45,893

Total liabilities                                     844,035
Net assets                                         $17,763,54
                                                            7
Represented by
Paid-in capital (Notes 1 and 4)                    $18,071,79
                                                            5
Undistributed net investment income (Note 1)          111,334
Accumulated net realized loss on investments         (37,457)
(Note 1)
Net unrealized depreciation of investments          (382,125)

Total - Representing net assets applicable to
capital shares outstanding                         $17,763,54
                                                            7
Computation of net asset value and offering price
Net asset value and redemption price per class A
share
($7,816,161 divided by 936,769 shares)                  $8.34
Offering price per class A share (100/95.25 of          $8.76
$8.34)*
Net asset value and offering price per class B
share
($8,901,350 divided by 1,068,486 shares)**              $8.33
Net asset value and redemption price per class M
share
($1,044,527 divided by 125,260 shares)                  $8.34
Offering price per class M share (100/96.75 of          $8.62
$8.34)*




* On single sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return
Statement of operations
Period January 2, 1997 (commencement of
operations) to
April 30,1997 (Unaudited)

Investment income:
Interest                                            $233,411
Dividends                                             18,004
Total investment income                              251,415

Expenses:
Compensation of Manager (Note 2)                      23,481
Investor servicing and custodian fees (Note 2)        19,408
Compensation of Trustees (Note 2)                      4,000

Administrative services (Note 2)                       1,333
Distribution fees -- Class A (Note 2)                  3,185
Distribution fees -- Class B (Note 2)                 15,015
Distribution fees -- Class M (Note 2)                    775
Amortization of organization expenses (Note 1)           271
Reports to shareholders                                6,333
Registration fees                                      5,456
Auditing                                              22,867
Legal                                                  2,667
Postage                                                7,336
Other                                                  1,703
Fees waived by Manager (Note 2)                     (57,345)
Total expenses                                        56,485
Expense reduction (Note 2)                          (13,079)
Net expenses                                          43,406
Net investment income                                208,009
Net realized loss on investments (Notes 1 and 3)    (37,457)
Net unrealized depreciation of investments during   (382,125
the period                                                 )

Net loss on investments  (419,582)
Net decrease in net assets resulting from           $(211,57
operations                                                3)



The accompanying notes are an integral part of these financial statements.

Putnam High Yield Total Return
Statement of changes in net assets                        For the
                                                           period
                                                       January 2,
                                                             1997
                                                    (commencement
                                                               of
                                                    operation) to
                                                        April 30,
                                                            1997*

Decrease in net assets
Operations:
Net investment income                                    $208,009
Net realized loss on investments                         (37,457)
Net unrealized depreciation of investments              (382,125)

Net decrease in assets resulting from operations        (211,573)
Distributions to shareholders:
From net investment income
     Class A                                             (46,942)
     Class B                                             (44,326)
     Class M                                              (5,407)
Increase from capital share transactions (Note 4)      18,068,795
Total increase in net assets                           17,760,547
Net Assets
Beginning of period                                         3,000

End of period (including undistributed net investment
income                                                 $17,763,54
of $109,825)                                                    7
*Unaudited
The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS A

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .20(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.09)

Less distributions:

From net investment income                                            (.07)

Net realized gain on investments                               --

Total distributions                                         (.07)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.10)*

Net assets, end of period (in thousands)                              $7,817

Ratio of expenses to average net assets (%)(b)               .50*

Ratio of net investment income to average
net assets (%)                                              2.41*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS B

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period
$8.50

Investment operations:

Net investment income                                      .18(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.11)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.33

Total investment return at net asset value (%)(a)                     (1.35)*

Net assets, end of period (in thousands)                              $8,902

Ratio of expenses to average net assets (%)(b)               .75*

Ratio of net investment income to average
net assets (%)                                              2.21*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS M

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .19(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.10)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.15)*

Net assets, end of period (in thousands)                              $1,045

Ratio of expenses to average net assets (%)(b)               .58*

Ratio of net investment income to average
net assets (%)                                              2.39*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund

Notes to
financial statements

April 30, 1997 (Unaudited)

Note 1
Significant
accounting
policies

Putnam High Yield Total Return Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks total return through high current income and capital appreciation by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported _ as in the case of some securities traded over-the-counter _ the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. . These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date;
interest income is accrued based on the terms of the security.
Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders   Distributions to shareholders
from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $80,943. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee,
administrative services,
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of the average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of any amount over $21.5 billion.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.
Investor servicing agent functions are provided by Putnam
Investor Services, a division of PFTC.

For the period ended April 30, 1997, fund expenses were reduced by $13,079 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $650 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee fees in the Statement of operations for the period ended April 30, 1997. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.25% and .050% of the average net assets attributable to class A, class B and class M shares respectively.

Note 3
Purchase and sales of securities

During the period ended April 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $20,253,306 and $3,911,133, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized.

                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class A                                     Shares            Amount
Shares sold                                980,136        $8,308,988
Shares issued in connection with             4,596            38,222
reinvestment of distributions
                                           984,732         8,347,210
Shares repurchased                        (48,081)         (406,686)
Net increase                               936,651        $7,940,524


                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class B                                     Shares            Amount
Shares sold                               1,153,33        $9,781,816
                                                 4
Shares issued in connection with             4,514            37,505
reinvestment of distributions
                                          1,157,84         9,819,321
                                                 8
Shares repurchased                        (89,480)         (749,928)
Net increase                              1,068,36        $9,069,393
                                                 8



                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                                    1997
Class M                                     Shares            Amount
Shares sold                                126,277        $1,068,346
Shares issued in connection with               513             4,266
reinvestment of distributions
                                           126,790         1,072,612
Shares repurchased                         (1,648)          (13,734)
Net increase                               125,142        $1,058,878

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to January 2, 1997, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,000, $1,000 and $1,000 for class A, class B and class M, respectively, and $80,943 of initial organizational expenses, and the issuance of 118 shares for each class to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc.

Differences between the typeset (printed) prospectus and the EDGAR filing version.

1. Each interior page of the prospectus includes the word "prospectus" at the bottom of the page.

2.                Pagination is different in printed prospectus.

3. Section headings and subheadings in the printed prospectus are printed in boldface type with colored ink.

4. The first page of the printed prospectus contains an illustration of balanced scales, Putnam's logo.

5. The last page of the printed prospectus contains a graphic recyclable logo.